Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line Items]
Exposure to Market Risks
The Group’s exposure to foreign currency risk based on notional amounts at the reporting date is as follows:

(In millions)	December 31, 2018
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	790	83	5,515	121	8	206	2,070,889
Trade accounts and notes receivable	2,175	7	1,098	—	—	—	—
Non-trade receivable	21	852	201	3	4	—	23,182
Other assets denominated in foreign currencies	33	220	11,157	108	12	23	2,782
Trade accounts and notes payable	(863)	(12,501)	(2,862)	—	—	—	(355,390)
Other accounts payable	(928)	(20,326)	(4,762)	(6)	(3)	(4)	(1,585,130)
Financial liabilities	(2,571)	—	(5,198)	—	—	—	—

Aggregate notional amounts in the consolidated statements of financial position	(1,343)	(31,665)	5,149	226	21	225	156,333

Currency swap contracts	780	—	—	—	—	—	—

Net exposure	(563)	(31,665)	5,149	226	21	225	156,333

(In millions)	December 31, 2019
	USD	JPY	CNY	TWD	EUR	PLN	VND
Cash and cash equivalents	1,594	68	8,360	33	5	25	28,663
Trade accounts and notes receivable	2,485	19	550	—	—	—	—
Non-trade receivable	276	455	230	3	2	—	13,131
Other assets denominated in foreign currencies	29	526	5,668	369	5	503	4,032
Trade accounts and notes payable	(628)	(9,043)	(2,289)	—	—	—	(291,891)
Other accounts payable	(488)	(12,396)	(3,239)	(4)	(10)	—	(786,356)
Financial liabilities	(4,255)	—	(20,436)	—	—	—	—

Aggregate notional amounts in the consolidated statements of financial position	(987)	(20,371)	(11,156)	401	2	528	(1,032,421)

Currency swap contracts	2,085	—	—	—	—	—	—

Net exposure	1,098	(20,371)	(11,156)	401	2	528	(1,032,421)

Average Exchange Rates Applied during Reporting Periods
Average exchange rates applied for the years ended December 31, 2017, 2018 and 2019 and the exchange rates at December 31, 2018 and 2019 are as follows:

(In won)
	Average rate				Reporting date spot rate
	2017		2018	2019	December 31, 2018	December 31, 2019
USD	~~W~~	1,131.08	1,100.21	1,165.46	1,118.10	1,157.80
JPY		10.09	9.96	10.70	10.13	10.63
CNY		167.52	166.41	168.56	162.76	165.74
TWD		37.16	36.51	37.74	36.58	38.48
EUR		1,277.01	1,298.53	1,304.52	1,279.16	1,297.43
PLN		299.98	304.87	303.62	297.33	304.87
VND		0.0498	0.0478	0.0502	0.0482	0.0500

Maximum Exposure to Credit Risk of Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as of December 31, 2018 and 2019 are as follows:

(In millions of won)
	December 31, 2018		December 31, 2019
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	2,365,022	3,336,003
Deposits in banks		78,411	78,768
Trade accounts and notes receivable, net		2,829,163	3,154,080
Non-trade receivables		159,238	463,614
Accrued income		10,075	10,434
Deposits		91,123	31,036
Short-term loans		16,116	21,623
Long-term loans		55,048	40,827
Long-term non-trade receivables		11,448	9,072
Lease receivables		—	27,794

	~~W~~	5,615,644	7,173,251

Financial assets at fair value through profit or loss
Convertible bonds	~~W~~	1,327	1,544
Derivatives		13,059	49,676

	~~W~~	14,386	51,220

Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	161	76

	~~W~~	5,630,191	7,224,547

Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments
The following are the contractual maturities of financial liabilities, including estimated interest payments, as of December 31, 2019.

(In millions of won)
			Contractual cash flows in
	Carrying amount		Total	6 months or less	6-12 months	1-2 years	2-5 years	More than 5 years
Non-derivative financial liabilities
Borrowings	~~W~~	10,329,671	11,514,568	1,174,941	723,363	2,173,444	6,471,876	970,944
Bonds		3,151,218	3,306,729	297,649	184,878	908,281	1,780,014	135,907
Trade accounts and notes payable		2,618,261	2,618,261	2,618,261	—	—	—	—
Other accounts payable		2,069,105	2,069,105	2,068,039	1,066	—	—	—
Other accounts payable (enterprise procurement cards)(*)		2,328,016	2,353,355	1,287,023	1,066,332	—	—	—
Long-term other accounts payable		1,069	1,069	—	—	1,069	—	—
Security deposits received		11,000	11,000	3,980	5,330	1,690	—	—
Lease liabilities		88,512	97,562	26,702	14,543	22,931	23,096	10,290
Derivative financial liabilities
Derivatives	~~W~~	20,592	(13,101)	—	—	(4,870)	(8,231)	—

	~~W~~	20,617,444	21,958,548	7,476,595	1,995,512	3,102,545	8,266,755	1,117,141

Summary of Capital Management
Management’s policy is to maintain a capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. Liabilities to equity ratio, net borrowings to equity ratio and other financial ratios are used by management to achieve an optimal capital structure. Management also monitors the return on capital as well as the level of dividends to ordinary shareholders.

(In millions of won)
	December 31, 2018		December 31, 2019
Total liabilities	~~W~~	18,289,464	23,086,282
Total equity		14,886,246	12,488,281
Cash and deposits in banks(*1)		2,443,422	3,414,760
Borrowings (including bonds)		8,558,777	13,480,889
Total liabilities to equity ratio		123%	185%
Net borrowings to equity ratio(*2)		41%	81%

(*1)	Cash and deposits in banks consist of cash and cash equivalents and current deposits in banks.
(*2)	Net borrowings to equity ratio is calculated by dividing total borrowings (including bonds and excluding lease liabilities) less cash and current deposits in banks by total equity.

Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Consolidated Statement of Financial Position
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position as of December 31, 2018 and 2019 are as follows:

(In millions of won)
	December 31, 2018			December 31, 2019
	Carrying amounts		Fair values	Carrying amounts	Fair values
Financial assets carried at amortized cost
Cash and cash equivalents	~~W~~	2,365,022	(*)	3,336,003	(*)
Deposits in banks		78,411	(*)	78,768	(*)
Trade accounts and notes receivable		2,829,163	(*)	3,154,080	(*)
Non-trade receivables		159,238	(*)	463,614	(*)
Accrued income		10,075	(*)	10,434	(*)
Deposits		91,123	(*)	31,036	(*)
Short-term loans		16,116	(*)	21,623	(*)
Long-term loans		55,048	(*)	40,827	(*)
Long-term non-trade receivables		11,448	(*)	9,072	(*)
Lease receivables		—	—	27,794	(*)
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	13,681	13,681	9,879	9,879
Convertible bonds		1,327	1,327	1,544	1,544
Derivatives		13,059	13,059	49,676	49,676
Financial assets at fair value through other comprehensive income
Debt instruments	~~W~~	161	161	76	76
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	25,758	25,758	20,592	20,592
Convertible bonds		—	—	858,385	858,385
Financial liabilities carried at amortized cost
Borrowings	~~W~~	6,226,520	6,281,996	10,329,671	10,394,498
Bonds		2,332,257	2,384,987	2,292,833	2,345,867
Trade accounts and notes payable		3,087,461	(*)	2,618,261	(*)
Other accounts payable		3,566,629	(*)	4,397,121	(*)
Long-term other accounts payable		3,103	(*)	1,069	(*)
Security deposits received		10,955	(*)	11,000	(*)
Lease liabilities		—	—	88,512	(*)

Fair Value Hierarchy Classifications of Financial Instruments Measured at Fair Value
Fair value hierarchy classifications of the financial instruments that are measured at fair value as of December 31, 2018 and 2019 are as follows:

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2018
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	13,681	13,681
Convertible bonds		—	—	1,327	1,327
Derivatives		—	—	13,059	13,059
Financial asset at fair value through other comprehensive income
Debt instruments	~~W~~	161	—	—	161
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	—	25,758	25,758

(In millions of won)
	Level 1		Level 2	Level 3	Total
December 31, 2019
Financial assets at fair value through profit or loss
Equity instruments	~~W~~	—	—	9,879	9,879
Convertible bonds		—	—	1,544	1,544
Derivatives		—	—	49,676	49,676
Financial asset at fair value through other comprehensive income
Debt instruments	~~W~~	76	—	—	76
Financial liabilities at fair value through profit or loss
Derivatives	~~W~~	—	—	20,592	20,592
Convertible bonds		858,385	—	—	858,385

Fair Value Hierarchy Classifications, Valuation Technique and Inputs for Fair Value Measurements of Financial Instruments not Measured at Fair Value
Fair value hierarchy classifications, valuation technique and inputs for fair value measurements of the financial instruments not measured at fair value but for which the fair value is disclosed as of December 31, 2018 and December 31, 2019 are as follows:

(In millions of won)	December 31, 2018				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Borrowings	~~W~~	—	—	6,281,996	Discounted cash flow	Discount rate
Bonds		—	—	2,384,987	Discounted cash flow	Discount rate

(In millions of won)	December 31, 2019				Valuation technique	Input
Classification	Level 1		Level 2	Level 3
Liabilities
Borrowings	~~W~~	—	—	10,394,498	Discounted cash flow	Discount rate
Bonds		—	—	2,345,867	Discounted cash flow	Discount rate
The interest rates applied for determination of the above fair value at the reporting date are as follows:

	December 31, 2018	December 31, 2019
Borrowings, bonds and others	2.09~3.37%	1.87~3.56%

Currency risk [member]
Statement [line Items]
Sensitivity Analysis for Each Type of Market Risk
A weaker won, as indicated below, against the following currencies which comprise the Group’s assets or liabilities denominated in a foreign currency as of December 31, 2018 and 2019, would have increased (decreased) equity and profit or loss by the amounts shown below. This analysis is based on foreign currency exchange rate variances that the Group considers to be reasonably possible as of the end of the reporting period. The analysis assumes that all other variables, in particular interest rates, would remain constant. The changes in equity and profit or loss would have been as follows:

(In millions of won)
	December 31, 2018			December 31, 2019
	Equity		Profit or loss	Equity	Profit or loss
USD (5 percent weakening)	~~W~~	(46,136)	38,725	23,570	105,398
JPY (5 percent weakening)		(12,060)	(10,497)	(8,397)	(6,418)
CNY (5 percent weakening)		41,779	318	(92,454)	11
TWD (5 percent weakening)		413	1	772	—
EUR (5 percent weakening)		1,197	390	221	(278)
PLN (5 percent weakening)		3,451	(236)	8,036	28
VND (5 percent weakening)		273	273	(1,871)	(1,871)

Interest rate risk [Member]
Statement [line Items]
Exposure to Market Risks
The interest rate profile of the Group’s interest-bearing financial instruments at the reporting date is as follows:

(In millions of won)
	December 31, 2018		December 31, 2019
Fixed rate instruments
Financial assets	~~W~~	2,443,583	3,414,838
Financial liabilities		(5,033,515)	(6,066,554)

	~~W~~	(2,589,932)	(2,651,716)

Variable rate instruments
Financial liabilities	~~W~~	(3,525,262)	(7,414,336)

Sensitivity Analysis for Each Type of Market Risk
For the years ended December 31, 2018 and 2019 a change of 100 basis points in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below for the respective following years. This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

(In millions of won)
	Equity			Profit or loss
	1%p increase		1%p decrease	1%p increase	1%p decrease
December 31, 2018
Variable rate instruments(*)	~~W~~	(25,558)	25,558	(25,558)	25,558

December 31, 2019
Variable rate instruments(*)	~~W~~	(38,774)	38,774	(38,774)	38,774